Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
Schedule of Income (Loss) Before Income Taxes

Income (loss) before income taxes consisted of the following for the periods indicated:

	Year Ended December 31
	2025	2024	2023
Domestic (Israel)	(44,940)	(39,285)	(44,158)
Foreign	(31,870)	(14,589)	(16,957)
Loss before income taxes	(76,810)	(53,874)	(61,115)

Schedule of Income Tax Expense (Benefit)	Income tax expense (benefit) consisted of the following for the periods indicated:
	Year Ended December 31
	2025	2024	2023
Domestic (Israel)	161	-	-
Foreign	(1,953)	(358)	(339)

Income tax benefit	(1,792)	(358)	(339)

Schedule of Income Tax Expense (Benefit)

Taxes on income for the years ended December 31, 2025, 2024 and 2023 were comprised of the following:

	December 31
	2025	2024	2023
Current tax expenses:
Domestic	161	-	-
Foreign	23	19	38

Total	184	19	38

Deferred:
Domestic	-	-	-
Foreign	(1,976)	(377)	(377)

Total	(1,976)	(377)	(377)

Income tax benefit	(1,792)	(358)	(339)

Schedule of Income Tax	The following table presents income taxes paid, net of refunds:
	2025	2024	2023
Local	$161	$-	$
Foreign U.S. state	23	53		3
Income tax paid	$184	$53		$3

Schedule of Statutory Tax

The following table is a reconciliation of the income tax provision and the Israeli statutory tax rate to the Company’s effective income tax rate (Dollars in thousands):

	Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2023
	Amount	Percent	Amount	Percent	Amount	Percent
Statutory Tax Rate in Israel	$(17,666)	(23)%	$(12,391)	(23)%	$(14,056)	(23)%
Foreign Tax Effects
U.S.
Changes in valuation allowances	(1,071)	(1.4)	506	1.0	344	0.6
Nontaxable or Nondeductible Items
Goodwill impairment	-	-	-	-	1,482	2.4
Change in Earn out liability	1	-	-	-	(942)	(1.5)
Other	87	0.1	283	0.5	168	0.3
Korea
Changes in valuation allowances	3,917	5.1	2,733	5.1	1,722	2.8
Difference resulting from the measurement basis for tax purposes	1,301	1.7	(1,559)	(2.9)	-	-
Nontaxable or Nondeductible Items	706	0.9	664	1.2	398	0.7
Other	403	0.5	337	0.6	389	0.6
Changes in Valuation Allowances	15,158	19.8	7,725	14.3	8,368	13.7
Difference resulting from the measurement basis for tax purposes	(5,507)	(7.2)	-	-	-	-
Nontaxable or Nondeductible Items
Stock based compensation	661	0.9	1,248	2.3	1,326	2.2
Other	218	0.3	96	0.2	462	0.7
Effective Tax Rate	$(1,792)	(2.3)%	$(358)	(0.7)%	$(339)	(0.5)%

Schedule of Deferred Tax Assets and Liabilities

The components of the Company’s deferred tax assets and liabilities as of December 31, 2025 and 2024 were as follows:

	December 31
	2025	2024
Deferred tax assets:
Tax loss carryforwards	72,704	50,070
Intangible assets	687	-
Inventory	-	439
Property and equipment, net	2,310	-
Research and development	4,104	3,719
Stock based compensation	524	-
Employee and payroll accrued expenses	677	443
Operating lease liabilities	1,100	1,022
Other	743	425
Total deferred tax assets	82,849	56,118
Deferred tax liabilities:
Right of use assets	(822)	(896)
Property and equipment, net	(405)
Intangible assets	(12,916)	(15,131)
Total deferred tax liabilities	(14,143)	(16,027)
Deferred tax assets, net	68,706	40,091
Less valuation allowance for deferred tax assets	(68,706)	(40,091)
Deferred tax assets	-	-

Schedule of Valuation Allowance
U.S. dollars in thousands
Valuation allowance, December 31, 2024	40,091
Increase	28,615
Valuation allowance, December 31, 2025	68,706